Accounts payable and accrued liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts payable and accrued liabilities
Trade payables	$ 18,057	$ 11,756
Other payables	5,005	5,335
Income taxes payable	716	65
Accrued liabilities	7,328	7,961
Total	$ 31,106	$ 25,117